SCHEDULE OF INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Investments
Balance	$ 189,403	$ 192,583
Change in fair value	(175,117)	(3,180)
Balance	$ 14,286	$ 189,403